Related Parties Transactions - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2011 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Aug. 31, 2011 SGD ($)
Disclosure of transactions between related parties [Line Items]
Lease contract value, prepayment amount		$ 1,551	$ 1,755
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease period	15 years
Lease contract value	$ 6,000				$ 261
Lease contract value, prepayment amount	$ 3,068
Rental expense		394	392	$ 394
Rental expense, offsetting credit of the prepayment		204	204	204
Rental expense, additional accrual		$ 190	$ 188	$ 190